Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated Other Comprehensive Income Balances) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), NET Gain loss, Transfers from Available-for-Sale Securities to Held-to-maturity Securities, Tax	$ 307,942	$ 18,897	$ 0
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(5,142,627)	910,594	(2,122,238)
Other comprehensive income, during the period, net of adjustments	2,810,964	(5,955,050)	3,378,723
Amounts reclassified from AOCI	(271,214)	(98,171)	(345,891)
Other comprehensive (loss) income, net of tax	2,539,750	(6,053,221)	3,032,832
Ending balance	(2,602,877)	(5,142,627)	910,594
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), NET Gain loss, Transfers from Available-for-Sale Securities to Held-to-maturity Securities, Tax		2,607,713
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(1,007,143)	2,945,646	113,249
Other comprehensive income, during the period, net of adjustments	2,972,336	(6,269,954)	3,310,166
Amounts reclassified from AOCI	(1,488,041)	(290,548)	(477,769)
Other comprehensive (loss) income, net of tax	1,484,295	(6,560,502)	2,832,397
Ending balance	477,152	(1,007,143)	2,945,646
Accumulated Net Unrealized Investment Gain (Loss), Transfers from Available-for-sale Securities to Held-to-maturity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), NET Gain loss, Transfers from Available-for-Sale Securities to Held-to-maturity Securities, Tax		(2,607,713)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(2,579,368)	0
Other comprehensive income, during the period, net of adjustments	251,570	28,345
Amounts reclassified from AOCI	0	0
Other comprehensive (loss) income, net of tax	251,570	28,345
Ending balance	(2,327,798)	(2,579,368)
Unrecognized postretirement benefit obligation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(1,556,116)	(2,035,052)	(2,235,487)
Other comprehensive income, during the period, net of adjustments	(412,942)	286,559	68,557
Amounts reclassified from AOCI	1,216,827	192,377	131,878
Other comprehensive (loss) income, net of tax	803,885	478,936	200,435
Ending balance	$ (752,231)	$ (1,556,116)	$ (2,035,052)